Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from financial institutions	$ 14,452	$ 4,399
Federal funds sold and cash equivalents	27,661	66,321
Cash and cash equivalents	42,113	70,720
Investment securities available for sale, at fair value	37,991	44,854
Investment securities held to maturity (fair value of $2,468 at December 31, 2017 and $2,411 December 31, 2016)	2,268	2,224
Total investment securities	40,259	47,078
Loans held for sale	1,541	0
Loans, net of unearned income	1,011,717	851,953
Less: Allowance for loan losses	(16,533)	(15,580)
Net loans	995,184	836,373
Accrued interest receivable	4,025	3,117
Premises and equipment, net	7,025	5,197
Other real estate owned (OREO)	7,248	10,528
Restricted stock, at cost	6,172	4,658
Bank owned life insurance (BOLI)	25,196	24,544
Deferred tax asset	6,420	10,746
Other assets	2,269	3,224
Total Assets	1,137,452	1,016,185
Deposits
Noninterest-bearing deposits	124,356	92,535
Interest-bearing deposits	742,027	696,159
Total deposits	866,383	788,694
FHLBNY borrowings	114,650	79,650
Subordinated debentures	13,403	13,403
Accrued interest payable	719	655
Other liabilities	7,517	6,693
Total liabilities	1,002,672	889,095
Equity
Preferred stock, 1,000,000 shares authorized, $1,000 liquidation value Series B non-cumulative convertible; outstanding: 15,971 shares at December 31, 2017 and 20,000 shares December 31, 2016	15,971	20,000
Common stock, $.10 par value; authorized 15,000,000 shares; Issued: 8,301,497 shares at December 31, 2017 and 7,147,952 shares at December 31, 2016	830	715
Additional paid-in capital	81,940	62,300
Retained earnings	39,184	47,483
Accumulated other comprehensive loss	(130)	(349)
Treasury stock, 284,522 shares at December 31, 2017 and at December 31, 2016, at cost	(3,015)	(3,015)
Total shareholders’ equity	134,780	127,134
Noncontrolling interest in consolidated subsidiaries	0	(44)
Total equity	134,780	127,090
Total liabilities and equity	$ 1,137,452	$ 1,016,185